Share-Based Compensation - Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo (Detail) - Performance Shares [Member]	Jun. 25, 2014	Jun. 09, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility	44.10%	44.50%
Dividend yield	2.70%	2.60%
Risk-free rate	1.68%	1.69%